UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-1467

The Lutheran Brotherhood Family of Funds
(Exact name of registrant as specified in charter)

625 Fourth Avenue South
Minneapolis, Minnesota 55415
(Address of principal executive offices) (Zip code)

John C. Bjork, Assistant Secretary
625 Fourth Avenue South
Minneapolis, Minnesota 55415
(Name and address of agent for service)

Registrant's telephone number, including area code: (612) 340-7005
Date of fiscal year end: October 31
Date of reporting period: July 1, 2003 - June 30, 2004

Item 1.   Proxy Voting Record

The Lutheran Brotherhood Family of Funds ("registrant") merged with and into Thrivent Mutual Funds on July 16, 2004. Registrant's proxy voting record is disclosed in the Form N-PX filed on behalf of Thrivent Mutual Funds, file number 811-5075, CIK number 0000060945, on August 31, 2004.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: August 31, 2004                      THE LUTHERAN BROTHERHOOD FAMILY OF FUNDS

                                                              *
                                           ----------------------------------
                                           Pamela J. Moret
                                           President

* John C. Bjork, by signing his name hereto, does hereby sign this document on behalf of Pamela J. Moret pursuant to a power of attorney incorporated by reference from post-effective amendment no. 73 to the registration statement of The Lutheran Brotherhood of Funds on Form N-1A, file no. 2-25984, filed on December 27, 2002.

                                           *By: /s/ John C. Bjork
                                                -----------------------------
                                                John C. Bjork, Attorney-in-fact